Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Significant Components of the Income Tax Expenses

Significant components of the income tax expenses consisted of the following for the years ended December 31,

	2024	2023	2022
Current income tax expenses	$1,425,811	$1,512,881	$1,686,239
Deferred income tax (benefit) expenses	(5,670)	21,910	(49,933)
Total income tax expenses	$1,420,141	$1,534,791	$1,636,306

Schedule of Income Before Provision for Income Taxes

Income / (loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC	$4,783,304	$5,748,577	$6,497,475
Cayman	(189,460)	(244,288)	(574,170)
Total income before Income Taxes	$4,593,844	$5,504,289	$5,923,305

Schedule of Deferred Tax Assets

Deferred tax assets consist of as follow:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Allowance for credit loss	$159,911	$136,936
Tax loss carry forward	11,561	-
Total deferred tax assets	171,472	136,936
Less valuation allowance	(32,688)	-
Total deferred tax assets, net of valuation allowance	138,784	136,936

Schedule of Valuation Allowance

The changes related to valuation allowance are as follows:

	December 31, 2024	December 31, 2023

Balance at beginning of the year	$-	$-
Additions	32,688
Reversals	-	-
Balance at end of the year	$32,688	$-

Schedule of Reconciliation of Effective Income Tax Rate

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	0.2%	-0.7%	-0.3%
Effect of different tax rates of subsidiary operating in other jurisdiction	1.0%	1.1%	2.4%
Deferred tax effect of tax rate change	-	0.6%	-0.6%
Change in valuation allowance	0.7%	-	-
Non-deductible items*	4.0%	2.0%	1.1%
Effective tax rate	30.9%	28.0%	27.6%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including business entertainment expenses and late fees.

Schedule of Uncertain Tax Positions	The Company anticipates an additional accrual related to this same position in the next 12 months.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Income tax
Balance at beginning of the year	$5,408,325	$3,629,882	1,925,841
Increase related to current year tax positions	1,354,568	1,403,368	1,665,675
Late fee accrual	781,973	483,757	231,101
Exchange rate conversion difference	(178,067)	(108,682)	(192,735)
Settlement	-	-	-
Balance at end of the year	$7,366,799	$5,408,325	3,629,882

Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of December 31, 2024	As of December 31, 2023
VAT taxes payable	$412,385	$593,903
Income taxes payable	7,478,630	5,501,850
Other taxes payable	8,109	11,212
Total taxes payables	$7,899,124	$6,106,965